Related party transactions	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Related party transactions
44 Related party transactions
In the normal course of business, Aegon enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of Aegon include, among other things, its associates, joint ventures, key management personnel, and the defined benefit and contribution plans. Transactions between related parties have taken place on an arm’s length basis. Transactions between Aegon and its subsidiaries that are deemed related parties have been eliminated in the consolidation and are not disclosed in the notes.
Related party transactions with joint ventures and associates

		2025		2024

	Joint ventures	Associates	Joint ventures	Associates

Assets	-	20	-	8

Liabilities 1	-	77	-	110

		2025		2024		2023

	Joint ventures	Associates	Joint ventures	Associates	Joint ventures	Associates

Income 2	52	89	47	96	42	49

Expenses 3	2	68	1	73	1	33

1	Liabilities decreased mainly due to closing of tax positions with a.s.r. in 2025. 2024 balance mainly contained reimbursement rights.
2	Income is attributable to fees from services provided for asset management activities, as well as reimbursement for IT, operational, and administrative services provided to insurance joint ventures.
3	Expenses are mainly reflecting transitional charges associated with the transaction between Aegon and a.s.r.
As part of the reinsurance transaction on part of the Secondary Guarantee Universal Life portfolio, Transamerica Life Insurance Company paid a premium of approximately EUR 3.5 billion by transferring EUR 3.2 billion of assets to the reinsurance subsidiary of Dawn Holdings and approximately EUR 0.3 billion via a funds withheld arrangement.
For dividends and capital injections related to joint ventures and associates, please refer to note
21 Investments in joint ventures and associates
.
Remuneration of the Executive Director,
Non-Executive
Directors, and Key Management
The following table shows remuneration expenses, with amounts reflecting time spent on the Board.

Remuneration expenses	2025	2024	2023
Non-Executive Directors	1.9	1.8	1.3

Executive Director	5.4	5.0	0.9

Executive Board	-	-	4.3

Key Management 1	32.3	31.9	27.9

in fixed compensation	11.2	13.7	13.8

in cash-based variable compensation	8.7	6.9	4.6

in share-based variable compensation	9.0	7.4	5.0

in pension contributions	1.5	2.6	3.1

in other benefits	1.9	1.3	1.3

1	Key Management is inclusive of Non-Executive Directors, Executive Director (also reported separately above) and Executive Committee Members.
Fixed compensation of Key Management included severance payments of EUR
2
 million in 2024, no such payments were paid in 2023 and 2025. Key Management consisted of all members of the Board and Executive Committee (see the chapter
Composition of the Boards
for more details).
Additional information on the remuneration of the Executive Director and
Non-Executive
Directors is disclosed in the
Remuneration Report
.
Interests in Aegon Ltd. held by the Executive Director
Shares held in Aegon on December 31, 2025, by Mr. Friese amount to 299,323 (2024: 160,357; 2023: 83,122). The shares held in Aegon mentioned above do not exceed 1% of the total outstanding share capital at the reporting date. At the reporting date, Mr. Friese has no loans with Aegon and no outstanding balances, such as guarantees or advance payments.
Common shares held by
Non-Executive
Directors

Shares held in Aegon on December 31	2025	2024

Dona D. Young 1	-	13,260

Corien M. Wortmann	5,819	-

Albert Benchimol	5,819	-

Mark A. Ellman	5,819	-

Karen Fawcett	3,802	-

Jack McGarry	5,819	-

Caroline Ramsay	3,375	-

Thomas Wellauer	3,993	-

Total	34,446	13,260

1	Following departure from the Board on June 12, 2025, share holdings for Ms. Young are no longer disclosed.

Shares held by the
Non-Executive
Directors are only disclosed for the period for which they have been part of the Board of Directors. At the reporting date, the
Non-Executive
Directors have no loans with Aegon and no outstanding balances, such as guarantees or advance payments.
Other related party transactions
Other related party transactions include, among others, transactions between Aegon Ltd. and Vereniging Aegon. Transactions with Vereniging Aegon are discussed in the
Major shareholders
section.